LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES	LEASES
The components of lease expenses were as follows:

	2020	2019
Operating lease cost	$8,616	$9,610
Finance lease cost	130	345
Short-term lease cost	2,020	1,961
ROU asset impairment	—	877
	10,766	12,793
Sublease income	(1,534)	(1,032)
Total lease expenses	$9,232	$11,761
    We have operating leases for offices, data centers and certain office equipment. Our leases have remaining lease terms of 0.1 years to 11.0 years (2019 - 0.2 years to 12.0 years years). We sublease certain offices to third parties.
Supplemental Balance Sheet information related to leases was as follows:

	2020	2019
Operating Leases
Operating lease right-of-use assets	$20,068	$25,466

Accounts payable and accrued liabilities	$7,376	$5,793
Operating lease liabilities	17,054	25,154
Total operating lease liabilities	$24,430	$30,947

Finance Leases
Property and equipment, gross	$1,111	$1,362
Accumulated depreciation	(1,084)	(1,192)
Property and equipment, net	$27	$170

Accounts payable and accrued liabilities	$171	$379
Long-term obligations	8	188
Total finance lease liabilities	$179	$567

Weighted Average Remaining Lease Term
Operating leases	6.9	7.1
Finance leases	1.2	1.6

Weighted Average Discount Rate
Operating leases	2.6%	2.6%
Finance leases	3.8%	3.5%
Supplemental cash flow information related to leases was as follows:

	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,152	$7,860
Financing cash flow from finance leases	405	535

New lease assets obtained in exchange for lease liabilities (non-cash):
Operating leases	$678	$6,782
Financing leases	—	38
Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases	Total
2021	$7,447	$181	$7,628
2022	2,063	14	2,077
2023	3,190	14	3,204
2024	2,268	1	2,269
2025	2,002	—	2,002
Thereafter	10,254	—	10,254
Total lease payments	27,224	210	27,434
Less: imputed interest	(2,794)	(31)	(2,825)
Total lease liabilities	$24,430	$179	$24,609

LEASES	LEASES
The components of lease expenses were as follows:

	2020	2019
Operating lease cost	$8,616	$9,610
Finance lease cost	130	345
Short-term lease cost	2,020	1,961
ROU asset impairment	—	877
	10,766	12,793
Sublease income	(1,534)	(1,032)
Total lease expenses	$9,232	$11,761
    We have operating leases for offices, data centers and certain office equipment. Our leases have remaining lease terms of 0.1 years to 11.0 years (2019 - 0.2 years to 12.0 years years). We sublease certain offices to third parties.
Supplemental Balance Sheet information related to leases was as follows:

	2020	2019
Operating Leases
Operating lease right-of-use assets	$20,068	$25,466

Accounts payable and accrued liabilities	$7,376	$5,793
Operating lease liabilities	17,054	25,154
Total operating lease liabilities	$24,430	$30,947

Finance Leases
Property and equipment, gross	$1,111	$1,362
Accumulated depreciation	(1,084)	(1,192)
Property and equipment, net	$27	$170

Accounts payable and accrued liabilities	$171	$379
Long-term obligations	8	188
Total finance lease liabilities	$179	$567

Weighted Average Remaining Lease Term
Operating leases	6.9	7.1
Finance leases	1.2	1.6

Weighted Average Discount Rate
Operating leases	2.6%	2.6%
Finance leases	3.8%	3.5%
Supplemental cash flow information related to leases was as follows:

	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,152	$7,860
Financing cash flow from finance leases	405	535

New lease assets obtained in exchange for lease liabilities (non-cash):
Operating leases	$678	$6,782
Financing leases	—	38
Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases	Total
2021	$7,447	$181	$7,628
2022	2,063	14	2,077
2023	3,190	14	3,204
2024	2,268	1	2,269
2025	2,002	—	2,002
Thereafter	10,254	—	10,254
Total lease payments	27,224	210	27,434
Less: imputed interest	(2,794)	(31)	(2,825)
Total lease liabilities	$24,430	$179	$24,609